Income Taxes (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Operating loss carryforwards	$ 32,785,599	$ 29,055,033
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Operating loss carryforwards	$ 131,803
Country Of Maxico [Member]
IfrsStatementLineItems [Line Items]
Operating loss carryforwards		$ 985,444